Inventory (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventory, including jackets, t-shirts, sweatshirts, hats and fabric [Abstract]
Raw materials	$ 1,425	$ 41,231
Finished goods	32,059	115,135
Inventory	$ 33,484	$ 156,366